Investments in Associates and Joint Ventures - Associate Narrative (Details) $ in Thousands, $ in Millions					3 Months Ended		12 Months Ended
	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 MXN ($) shares	Dec. 29, 2020	Feb. 25, 2020	Mar. 31, 2020 USD ($)	Mar. 31, 2020 MXN ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2022 MXN ($) item shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($) shares
Corporate information:
Fair value of investment	$ 1,500.0	$ 30,912,000
TelevisaUnivision (formerly known as UH II)
Corporate information:
Proportion of voting rights held in associate									40.10%	40.10%
Ownership interest in associate							44.40%	44.40%	35.50%	35.50%
Percentage warrants if exercised on a fully diluted as converted basis				36.00%
Ownership interest not held in associate				64.00%
Reversal of impairment loss (impairment loss adjustment)					$ 228.6	$ 5,455,356
Goodwill | $								$ 21,722,490		$ 3,881,135
TelevisaUnivision (formerly known as UH II) | TelevisaUnivision and subsidiaries
Corporate information:
Impairment loss					$ 228.6	$ 5,455,356
TelevisaUnivision (formerly known as UH II) | Class A common stock
Corporate information:
Income from UHI							$ 37.8	$ 752,556
Fair value of investment	$ 750.0	$ 15,456,000
Number of shares invested | shares	3,589,664	3,589,664
Annual preferred dividend	5.50%	5.50%
TelevisaUnivision (formerly known as UH II) | Series B Preferred Shares
Corporate information:
Number of shares owned | shares								750,000		750,000
Fair value of investment	$ 750.0	$ 15,456,000
Number of shares invested | shares	750,000	750,000
TelevisaUnivision
Corporate information:
Number of shares owned | shares								9,290,999		5,701,335
Proportion of voting rights held in associate							45.10%	45.10%
Ownership interest in associate							44.40%	44.40%
Number of officers designated as members of board of directors							3	3
Number of officers designated as chairman of board of directors							1	1
Number of officers designated as members of board of directors currently consists members							11	11
Number of officers designated as members of board of directors additional members							2	2
Number of directors of the associate							13	13
Reversal of impairment loss (impairment loss adjustment)							$ 29.5	$ 593,838	$ 199.1	$ 4,161,704
Equity interest in the capital stock							35.50%	35.50%
TelevisaUnivision | Minimum
Corporate information:
Equity interest in the capital stock			10.00%
TelevisaUnivision | Maximum
Corporate information:
Equity interest in the capital stock			35.90%